Income Taxes - Schedule of the Company’s Net deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets
Net operating loss carryforward	$ 8,778	$ 5,688
Other temporary differences	54	95
Capitalized research and development costs	1,257	1,282
Operating lease liability	39	17
Vacation and convalescence accrual	55	67
Total deferred tax assets:	10,183	7,149
Deferred tax liability: Operating lease right-of-use assets	(39)	(19)
Total deferred tax liability	(39)	(19)
Net deferred tax assets:	10,144	7,130
Less: Valuation allowance	(10,144)	(7,130)	$ (4,829)	$ (3,016)
Net deferred tax asset